Net income (loss) per share (Details)	12 Months Ended
	Jun. 30, 2012 USD ($)	Jun. 30, 2012 CNY	Jun. 30, 2011 CNY	Jun. 30, 2010 CNY
Weighted average ordinary shares outstanding used in computing basic income per share	36,519,353	36,519,353	36,856,451	38,327,047
Plus incremental weighted average ordinary shares from assumed exercise of share options using the treasury stock method	68,724	68,724	235,021	874,342
Shares used in calculating diluted income per share	36,588,077	36,588,077	37,091,472	39,201,389
From continuing and discontinued operations
Basic	$ (0.23)	(1.47)	(11.16)	0.15
Diluted	$ (0.23)	(1.47)	(11.16)	0.15
From continuing operations
Basic	$ (0.23)	(1.47)	(0.78)	(0.28)
Diluted	$ (0.23)	(1.47)	(0.78)	(0.28)
From discontinued operation
Basic	$ 0	0	(10.38)	0.43
Diluted	$ 0	0	(10.38)	0.42